Related Party Transactions and Balances (Details 4) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule Of Cost Method Investments Line Item [Line Items]
Principal of guarantee loan	$ 74,574,798	$ 88,664,650
Loans from a cost investment investee	74,574,798	88,664,650
China Great Wall Assets Management Co. Ltd. [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Principal of guarantee loan	14,533,697	14,510,876
Loans from a cost investment investee	$ 14,533,697	$ 14,510,876
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd. [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Principal of guarantee loan	$ 11,255,640	$ 14,539,956
Loans from a cost investment investee	$ 11,255,640	$ 14,539,956
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Schedule Of Cost Method Investments Line Item [Line Items]
Principal of guarantee loan	$ 48,785,461	$ 59,613,818
Loans from a cost investment investee	$ 48,785,461	$ 59,613,818
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company